Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details)	12 Months Ended
Dec. 31, 2014
Debt Instrument
Covenant compliance	As of December 31, 2014, the Partnership was in compliance with all financial debt covenants under the Notes and the New Facility.
New $340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Line of credit facility, covenant terms	The New Facility contains financial and other covenants similar to those of the refinanced facility that require the Partnership to: -maintain total consolidated liabilities of less than 65% of the Partnership's consolidated market value adjusted total assets -maintain an interest coverage ratio of at least 3.0 times -maintain minimum liquidity equal to at least $24.0 million -employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs and -maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%. In addition, during the security period, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the New Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.
$250.0 Million Senior Unsecured Notes due 2019
Debt Instrument
Senior Notes, covenant terms	The Notes contain financial covenants that require the Partnership to: -maintain aggregate free liquidity, which includes the minimuliquidity held under the New $340 million Credit Suisse Senior Secured Revolving Credit Facility, of at least $20.0 million -the ratio of total borrowings to total assets expressed as a percentage shall not exceed 75% -maintain minimum net worth of no less than $250.0 million On terms similar with the New Facility, the Notes restrict the Partnership from declaring or making any distributions if an event of default occurs.